Registration Nos. 333-146169

Investment Company Act File No. 811-1743

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐   Pre-Effective Amendment No. ____ ☒   Post-Effective Amendment No. 1

(Check appropriate box or boxes)

THE SPECTRA FUNDS

(Exact Name of Registrant as Specified in Charter)

(212) 806-8800

(Area Code and Telephone Number)

111 Fifth Avenue, New York, New York 10003

(Address of Principal Executive Offices: Number,

Street, City, State, Zip Code)

Hal Liebes

Fred Alger Management, Inc.

111 Fifth Avenue

New York, New York 10003

(Name and Address of Agent for Service)

copy to:

Stuart H. Coleman, Esq.

Gary L. Granik, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038-4982

An indefinite number of Registrant’s shares of beneficial interest, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

This Post-Effective Amendment consists of the following:

(1) Facing Sheet of the Registration Statement

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-146169), filed on September 19, 2007, and the definitive versions filed pursuant to Rule 497 under the Securities Act of 1933, as amended, filed October 30, 2007.

This Post-Effective Amendment is being filed solely for the purpose to file the final tax opinion as Exhibit No. 12 to this Registration Statement on Form N-14.

THE SPECTRA FUNDS
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”), filed on October 10, 2007.

Item 16	Exhibits.

(1)(a)	Agreement and Declaration of Trust(1)
(1)(b)	Certificates of Designation for Spectra Technology Fund(5)
(2)	Amended and Restated By-Laws(3)
(3)	Not Applicable
(4)	Plan of Reorganization(6)
(5)	Reference is made to Exhibits (1) and (2) hereof
(6)	Investment Management Agreement(4)
(7)(a)	Distribution Agreement(1)
(7)(b)	Amendment to Distribution Agreement(4)
(8)	Not Applicable
(9)	Custody Agreement(4)
(10)	Rule 12b-1 Plan(4)
(11)	Opinion of counsel(6)
(12)	Opinion and consent of counsel regarding tax matters*
(13)(a)	Transfer Agency and Services Agreement with State Street Bank and Trust Company(2)
(13)(b)	Shareholder Administrative Services Agreement(2)
(14)	Consents of Independent Registered Public Accounting Firms(6)
(15)	Not Applicable
(16)	Power of Attorney(7)
(17)(a)	Form of Proxy(6)
(17)(b)	Registrant’s Prospectus, dated October 10, 2007, and Statement of Additional Information, dated March 1, 2007, as revised October 10, 2007, as supplemented to date, are incorporated by reference.

________________________

*	Filed herewith.
1.	Incorporated by reference from Post-Effective Amendment No. 3 to the Registrant’s Registration Statement filed with the Securities and Exchange Commission (the “SEC”) on February 27, 1998.
2.	Incorporated by reference from Post-Effective Amendment No. 13 to the Registrant’s Registration Statement filed with the SEC on February 18, 2005.
3.	Incorporated by reference from Post-Effective Amendment No. 14 to the Registrant’s Registration Statement filed with the SEC on February 28, 2006.
4.	Incorporated by reference from Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed with the SEC on February 27, 2007.
5.	Incorporated by reference from Post-Effective Amendment No. 21 to the Registrant’s Registration Statement filed with the SEC on July 27, 2007.
6.	Incorporated by reference from Registrant’s Registration Statement on Form N-14 (File No. 333-146169), filed with the SEC on September 19, 2007.
7.	Filed as part of signature page to Registrant’s Registration Statement on Form N-14 (File No. 333-146169), filed with the SEC on September 19, 2007.

Item 17	Undertakings.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “Securities Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 20th day of December, 2007.

THE SPECTRA FUNDS By: /s/ Daniel C. Chung* Daniel C. Chung, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Daniel C. Chung* Daniel C. Chung	President	December 20, 2007
/s/ Michael D. Martins Michael D. Martins	Treasurer (Chief Financial and Accounting Officer)	December 20, 2007
/s/ Hilary M. Alger* Hilary M. Alger	Trustee	December 20, 2007
/s/ Charles F. Baird, Jr.* Charles F. Baird, Jr.	Trustee	December 20, 2007
/s/ Roger P. Cheever* Roger P. Cheever	Trustee	December 20, 2007
/s/ Lester L. Colbert, Jr.* Lester L. Colbert, Jr.	Trustee	December 20, 2007
/s/ Nathan E. Saint-Amand* Nathan E. Saint-Amand	Trustee	December 20, 2007
/s/ Stephen E. O’Neil* Stephen E. O’Neil	Trustee	December 20, 2007
/s/ David Rosenberg* David Rosenberg	Trustee	December 20, 2007

*By:	/s/ Lisa A. Moss
Lisa A. Moss, Attorney-in-fact

Exhibit Index

(12)	Opinion and consent of counsel regarding tax matters.